Trade receivables, other assets, prepaid expenses and Tax receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables, other assets, prepaid expenses and Tax receivables

16.	Trade receivables, other assets, prepaid expenses and tax receivables
Other assets and prepaid expenses consisted of the following:

	At December 31
	2023			2022
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities	€4,487	€4,507	€8,994	€2,153	€2,553	€4,706
Other receivables	4,311	1,628	5,939	3,506	1,730	5,236
Defined benefit plan assets (Note 20)	24	886	910	—	1,844	1,844
Derivative operating assets	157	51	208	587	286	873
Prepaid expenses and other	1,309	622	1,931	1,303	310	1,613
Total other assets and prepaid expenses	€10,288	€7,694	€17,982	€7,549	€6,723	€14,272
The following table summarizes Receivables from financing activities, Other receivables, Derivative operating assets and Tax receivables by due date:

	At December 31,
	2023					2022
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total
	(€ million)
Receivables from financing activities	€4,487	€3,273	€1,234	€4,507	€8,994	€2,153	€1,918	€635	€2,553	€4,706
Other receivables	4,311	1,498	130	1,628	5,939	3,506	1,614	116	1,730	5,236
Derivative operating assets	157	51	—	51	208	587	286	—	286	873
Total	€8,955	€4,822	€1,364	€6,186	€15,141	€6,246	€3,818	€751	€4,569	€10,815

Tax receivables	€802	€84	€33	€117	€919	€543	€79	€33	€112	€655
Trade receivables
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2023	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2023
	(€ million)
ECL allowance - Trade receivables	€562	€219	€(230)	€—	€551
Trade receivables of an immaterial amount were written off during the year ended December 31, 2023, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2023			2022
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€5,964	€964	€6,928	€4,820	€669	€5,489
ECL allowance	(88)	(463)	(551)	(178)	(384)	(562)
Carrying amount	€5,876	€501	€6,377	€4,642	€285	€4,927
In addition to the amounts above, a further €49 million at December 31, 2023 (€1 million at December 31, 2022) of trade receivables were measured at FVPL. Refer to Note 24, Fair value measurement for additional information.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2023	2022
	(€ million)
Dealer financing	€2,305	€1,644
Retail financing	5,505	2,475
Finance leases	133	7
Other	1,051	580
Total Receivables from financing activities	€8,994	€4,706
The €4.3 billion increase in Receivables from financing activities for the year ended December 31, 2023 is primarily due to the increase in retail financing of €3.0 billion and in dealer financing of €0.7 billion driven by the growth of Stellantis
Financial Services U.S. Other receivables from financing increased by €0.5 billion mainly attributable to loans extended to our joint ventures, primarily in financial services.
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2023	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2023
	(€ million)
ECL allowance - Receivables from financing activities	€172	€185	€(162)	€—	€195
Receivables from financing activities of an immaterial amount were written off during the year ended December 31,
2023, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€8,841	€117	€114	€9,072	€4,492	€69	€58	€4,619
ECL allowance	(149)	(23)	(23)	(195)	(138)	(22)	(12)	(172)
Carrying amount	€8,692	€94	€91	€8,877	€4,354	€47	€46	€4,447
In addition to the amounts above, a further €117 million at December 31, 2023 (€259 million at December 31, 2022)
of receivables from financing activities were measured at FVPL. Refer to Note 24, Fair value measurement.
Other receivables
At December 31, 2023, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of
€4,504 million (€3,545 million at December 31, 2022).
During 2017, the Brazilian Supreme Court ruled that the state value added tax should be excluded from the basis for calculating a federal tax on revenue. The Brazilian government appealed this decision, and in May 2021, the Brazilian
Supreme Court rendered a final and definitive decision confirming the 2017 decision. Certain of Stellantis’ companies in
Brazil had previously filed individual lawsuits on this matter.
During the year ended December 31, 2021, as a result of the Supreme Court ruling, the previously recognized provision of €166 million related to PSA was no longer considered probable and was reversed. Also during the year ended
December 31, 2021, other receivables of €113 million of which €87 million were recognized within Net revenues and
€26 million within Net financial results for previously paid amounts that became virtually certain.
During the year ended December 31, 2022, deposits of €144 million were released and received. The remaining amount of approximately €76 million was recorded within Other receivables.
In July 2023, the Brazilian court issued a final favorable decision and a definitive ruling in the lawsuit filed by
Stellantis challenging the calculation of federal taxes on revenue for previously paid taxes and recognizing its right to recover tax payments made between 2002-2004 for an amount of €51 million.
Transfer of financial assets
At December 31, 2023, the Company had receivables due after that date, which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments, amounting to €16,991 million
(€13,935 million at December 31, 2022), of which 75 percent (66 percent at December 31, 2022), was mainly due from the sales network, transferred to financing companies in partnership with Santander, BNP Paribas and Crédit Agricole.
At December 31, 2023 and 2022, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2023			2022
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€58	€9	€67	€119	€9	€128
Carrying amount of the related liabilities (Note 22)	€58	€9	€67	€119	€9	€128